As filed with the Securities and Exchange Commission on March 31, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21168

                NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
                -------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                Neuberger Berman Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                               NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.
--------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                  RATING                       VALUE(t)
($000's omitted)                                                                   Moody's      S&P         ($000's omitted)

TAX-EXEMPT SECURITIES-PRE-REFUNDED BACKED BY U.S. GOVERNMENT SECURITIES (5.2%)
   2,225      Massachusetts St. Wtr. Poll. Abatement Trust Pre-Refunded
              Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16 P/R 8/1/11             Aaa        AAA                    2,394
   5,100      Prince George's Co. (MD) Pre-Refunded Cons. Pub. Imp. G.O.,
              Ser. 2001, 5.25%, due 12/1/16 P/R 12/1/11                              Aaa        AAA                    5,591
      20      San Antonio (TX) Pre-Refunded Cert. of Obligation G.O.,
              Ser. 2002, 5.00%, due 2/1/14 P/R 2/1/12                                Aa2         AA+                      22
   7,205      Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17 P/R 5/1/12          Aaa        AAA                    7,797
                                                                                                            ----------------
                                                                                                                      15,804
                                                                                                            ----------------
TAX-EXEMPT SECURITIES-ESCROWED IN U.S. GOVERNMENT SECURITIES (0.6%)
   1,670      Illinois Metro. Pier & Exposition Au. Dedicated St. Tax
              Ref. Rev., Ser. 1998 A, 5.50%, due 6/15/17                                        AAA                    1,907
                                                                                                            ----------------
TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (68.3%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
   1,500      California St. Pub. Works Board Lease Rev., Ser. 2002 A,
              5.25%,  due 12/1/17                                                               AAA                    1,621
   5,000      Chicago (IL) G.O., Ser.  1995 A-2,  6.25%,  due 1/1/13                 Aaa        AAA                    5,755
   6,120      Chicago (IL) G.O., Ser. 2002 A, 5.38%, due 1/1/17                      Aaa        AAA                    6,730
   4,220      Colorado Springs (CO) Util. Sys. Sub. Lien Ref. Rev., Ser.
              2002 A, 5.38%, due 11/15/18                                                       AAA                   4,596
   4,100      Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group),
              Ser. 2002 A, 5.63%, due 6/1/17                                                    AAA                    4,481(++)
   1,065      Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, 5.25%,
              due 7/1/18                                                                        AAA                    1,139
   1,125      Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, 5.25%,
              due 7/1/19                                                                        AAA                    1,200
   3,000      Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines, Inc.
              Proj.), Ser. 2001 A, 5.50%, due 1/1/19                                            AAA                    3,146(++)
   3,310      New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New
              Hampshire), Ser. 1992, 5.38%, due 7/1/17                                          AAA                    3,637
   1,700      New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New
              Hampshire), Ser. 1992, 5.38%, due 7/1/17                                          AAA                    1,839
   7,000      Palm Beach Co. (FL) Sch. Board Cert. of Participation,
              Ser. 2001 B, 5.38%, due 8/1/17                                                    AAA                    7,617
   4,610      Thornton (CO) Cert. of Participation, Ser. 2002, 5.38%, due
              12/1/16                                                                Aaa        AAA                    5,025

FINANCIAL GUARANTY INSURANCE CO.
   4,000      Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E, 5.25%,
              due 11/15/14                                                           Aaa        AAA                    4,262
   3,075      Detroit (MI) Sch. Dist. Sch. Bldg. & Site Imp. G.O.,
              Ser. 2002 A, 5.50%, due 5/1/15                                                    AAA                    3,416
   3,235      Houston (TX) Arpt. Sys. Sub. Lien Ref. Rev., Ser. 2001 A, 5.50%,
              due 7/1/16                                                                        AAA                    3,465
   4,355      Las Vegas (NV) Valley Wtr. Dist. Ref. & Wtr. Imp. G.O.,
              Ser. 2003 A, 5.25%, due 6/1/16                                         Aaa        AAA                    4,710
   4,935      Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England Med.
              Ctr. Hosp.), Ser. 2002 H, 5.38%, due 5/15/16                                      AAA                    5,377(++)
   2,140      Mt. Pleasant Town (SC) Waterworks & Swr. Sys. Ref. & Imp.
              Rev., Ser. 2002, 5.25%, due 12/1/17                                               AAA                    2,324
   2,080      Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
              Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/18                                 AAA                    2,292
   8,140      Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A, 5.13%, due
              1/1/18                                                                 Aaa        AAA                    8,759
   2,000      Philadelphia (PA) Arpt. Ref. Rev. (Philadelphia Arpt. Sys.),

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                               NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                  RATING                       VALUE(t)
($000's omitted)                                                                   Moody's      S&P         ($000's omitted)

                   Ser. 1998 A, 5.38%, due 6/15/14                                              AAA                    2,103
   6,250      Port of Seattle (WA) Sub. Lien Rev., Ser. 2002 B, 5.50%, due
              9/1/16                                                                            AAA                    6,720
     400      Prince George's Co. (MD) Unrefunded Balance Cons. Pub. Imp.
              G.O., Ser. 2001, 5.25%, due 12/1/16                                    Aaa        AAA                      435
   1,000      Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C, 5.25%,
              due 10/1/20                                                            Aaa        AAA                    1,077
   2,500      Tacoma (WA) Wtr. Sys. Rev., Ser. 2001, 5.13%, due 12/1/19                         AAA                    2,644

FINANCIAL SECURITY ASSURANCE INC.
   3,495      Bi State (MO-IL) Dev. Agcy. Metro. Dist. Rev. (Metrolink
              Cross Co. Extension Proj.), Ser. 2002 B, 5.25%, due 10/1/16            Aaa        AAA                    3,817
   1,100      Charleston Co. (SC) Sch. Dist. G.O., Ser. 2001, 5.00%, due
              2/1/18                                                                 Aa1                               1,173
   3,600      Corpus Christi (TX) Tax & Muni. Hotel Occupancy Tax G.O.,
              Ser. 2002, 5.50%, due 9/1/17                                                      AAA                    3,953
   1,935      Dallas-Fort Worth (TX) Int'l. Arpt. Imp. Rev., Ser. 2004 B,
              5.50%, due 11/1/18                                                     Aaa        AAA                    2,094
   8,800      Energy Northwest (WA) Elec. Ref. Rev. (Proj. No. 3), Ser.
              2001 A, 5.50%, due 7/1/17                                              Aaa        AAA                    9,561
   7,000      Harris Co. (TX) Toll Road Sr. Lien Ref. Rev., Ser. 2002,
              5.38%, due 8/15/16                                                                AAA                    7,641
   2,580      Indianapolis (IN) Local Pub. Imp. Rev. (Indianapolis Arpt.
              Au. Proj.), Ser. 2003 A, 5.63%, due 1/1/17                                        AAA                    2,795
   2,000      Kane, Cooke, & DuPage Cos. (IL) Elgin Sch. Dist. Number U-46
              G.O., Ser. 1998, 5.35%, due 1/1/15                                     Aaa                               2,154
   5,000      King & Snohomish Cos. (WA) Northshore Sch. Dist. Number 417
              G.O., Ser. 2002, 5.50%, due 12/1/17                                    Aaa        AAA                    5,530
   4,260      King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
              5.38%, due 12/1/14                                                     Aaa        AAA                    4,657
   3,015      Knox Co. (TN) Hlth., Ed., & Hsg. Fac. Board Hosp. Ref. & Imp.
              Rev., Ser. 2002 A, 5.50%, due 1/1/18                                   Aaa        AAA                    3,257(++)
   1,725      Maine Muni. Bond Bank Rev., Ser. 1998 C, 5.35%, due 11/1/18                       AAA                    1,833
   5,000      New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B,
              5.25%, due 12/15/15                                                               AAA                    5,422
   4,665      South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B, 5.38%,
              due 1/1/18                                                             Aaa        AAA                    5,040
   4,200      Tarrant (TX) Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser.
              2002, 5.38%, due 3/1/16                                                Aaa        AAA                    4,585
   5,395      Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A, 5.50%,
              due 7/1/15                                                                        AAA                    5,821
   1,370      Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc.
              Proj.), Ser. 1996, 6.00%, due 11/15/11                                 Aaa        AAA                    1,528(++)

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
   1,465      Arizona Energy Management Svcs. (Main) LLC Energy
              Conservation Rev., (Arizona St. Univ. Proj.-Main Campus),
              Ser. 2002, 5.25%, due 7/1/17                                                      AAA                    1,585
   3,000      CDP-King Co. III (WA) Lease Rev. (King Street Ctr. Proj.),
              Ser. 1997, 5.13%, due 6/1/17                                           Aaa        AAA                    3,090
   5,335      Clark Co. (NV) Passenger Fac. Charge Ref. Rev. (Las
              Vegas-McCarran Int'l. Arpt. Proj.), Ser. 2002 A, 5.25%, due
              7/1/10                                                                            AAA                    5,613
   4,575      Henry Co. (GA) Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev., Ser.
              2002 A, 5.13%, due 2/1/17                                              Aaa        AAA                    4,976
   4,955      Houston (TX) Pub. Imp. Ref. G.O., Ser. 2002, 5.25%, due
              3/1/17                                                                            AAA                    5,328
   5,000      Illinois G.O., First Ser. 2002,  5.25%,  due 10/1/14                   Aaa                               5,429
   3,000      Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.), Ser.
              1997 A, 6.00%, due 7/1/14                                              Aaa        AAA                    3,429(++)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                               NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                  RATING                       VALUE(t)
($000's omitted)                                                                   Moody's      S&P          ($000's omitted)

   1,000      Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
              5.25%,  due 1/1/18                                                     Aaa        AAA                    1,077
   1,850      Massachusetts  St. G.O., Ser. 2002 E, 5.38%,  due 1/1/18                          AAA                    2,027
   5,000      Michigan St. Hsg. Dev. Au. Single-Family Mtge. Rev., Ser.
              2001 A, 5.30%, due 12/1/16                                                        AAA                    5,154
   2,710      Newnan (GA) Hosp. Au. Rev. Anticipation Certificate
              (Newnan Hosp., Inc. Proj.), Ser. 2002, 5.50%, due 1/1/18               Aaa                               2,984(++)
   1,910      Southmost (TX) Reg. Wtr. Au. Wtr. Supply Contract Rev.
              (Desalination Plant Proj.), Ser. 2002, 5.50%, due 9/1/19               Aaa                               2,078
   1,000      Trinity (TX) River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr.
              Proj.), Ser. 2003, 5.50%, due 2/1/16                                              AAA                    1,111
                                                                                                            ----------------
                                                                                                                     209,112
                                                                                                            ----------------
TAX-EXEMPT SECURITIES-OTHER (82.6%)
   4,145      Anson (TX) Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
              Dallas-Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23                          A                    4,177(++)
   1,000      Austin (TX) Convention Enterprises, Inc. Convention Ctr. Hotel
              First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                        Baa3       BBB-                   1,059
   1,540      Badger (WI) Tobacco Asset Securitization Corp. Tobacco
              Settlement Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27             Baa3       BBB                    1,628
   2,000      Boone Co. (MO) Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser. 2002,
              5.05%, due 8/1/20                                                        A3                              2,064(++)
   2,425      Branson (MO) Dev. Fin. Board Infrastructure Fac. Board Rev.,
              Ser. 2003 A, 5.00%, due 12/1/17                                        Baa1                              2,483
     750      Branson (MO) Ind. Dev. Au. Ltd. Oblig. Tax Increment Rev.
              (Branson Landing-Retail Proj.), Ser. 2005, 5.25%, due 6/1/21                                               749(^^)
   3,300      Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
              Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                          Baa2       BBB                    3,690(++)
   1,000      Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
              Ser. 2003 D, 5.40%, due 10/1/29 Putable 10/1/14                        Baa2       BBB                    1,050(++)
   1,000      Brazos (TX) River Au. Ref. Rev. (Reliant Energy,
              Inc. Proj.), Ser. 1999 B, 7.75%, due 12/1/18                                      BBB-                   1,096(++)
   4,000      Brazos (TX) River Harbor Navigation Dist. Env. Fac. Rev.
              (Dow Chemical Co. Proj.), Ser. 2002 B-2, 4.75%, due 5/15/33
              Putable 5/15/07                                                          A3         A-                   4,054(++)
   2,500      Broward Co. (FL) G.O., Ser. 2001 A, 5.25%, due 1/1/18
   2,000      California Poll. Ctrl. Au. Solid Waste Disp. Rev. (Waste                 Aa1                             2,684
              Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23                          BBB                    2,054(++)
   3,500      California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic
              Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23                       Baa2      BBB+                   3,692(++)
   2,500      California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
              5.75%, due 5/1/17                                                         A2      BBB+                   2,824
   3,460      California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
              5.38%, due 5/1/22                                                         A2      BBB+                   3,836
   1,240      California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser.
              2003 A, 6.00%, due 10/1/16                                                A3        A+                   1,370(++)
   1,500      Chicago (IL) Metro. Wtr. Reclamation Dist. Cap. Imp. G.O., Ser.
              2002 C, 5.38%, due 12/1/16                                                        AAA                    1,645
   1,000      Clark Co. (WA) Vancouver Sch. Dist. Number 37 G.O., Ser. 1998,
              5.13%, due 12/1/12                                                      Aa3                              1,075
   1,000      Coshocton Co. (OH) Env. Imp. Ref. Rev. (Smurfit-Stone
              Container Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due
              8/1/13                                                                            CCC+                   916(**)(++)
   1,765      Cumberland Co. (PA) West Shore Area Au. Hosp. Rev., (Holy Spirit
              Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001,
              6.05%, due 1/1/19                                                                 BBB+                   1,894(++)
   2,100      Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
              Ser. 2004 A-1, 6.15%, due 1/1/16                                        Ba2                              2,119(++)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                               NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                  RATING                       VALUE(t)
($000's omitted)                                                                   Moody's      S&P          ($000's omitted)

   4,210      DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002, 5.25%,
              due 6/1/14                                                               A1         A+                   4,507
   1,000      Delaware River (PA-NJ) Joint Toll Bridge Comm. Sys. Rev.,
              Ser. 2003, 5.25%, due 7/1/18                                             A2         A-                   1,087
   1,000      Denton, Tarrant, & Wise Cos. (TX) Northwest Ind. Sch. Dist.
              Unlimited Sch. Bldg. & Ref. G.O., Ser. 2002, 5.50%, due 8/15/17                   AAA                    1,104
   2,000      Denver (CO) City & Co. Arpt. Sys. Rev., Ser. 1991 D, 7.75%, due
              11/15/13                                                                          AAA                    2,326
   4,495      Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C,
              5.25%, due 6/1/13                                                                 AAA                    4,830
   1,750      Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due
              4/15/16                                                                  A3       BBB+                   1,829
   1,745      Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due
              4/15/17                                                                  A3       BBB+                   1,819
   3,000      Fiddlers Creek (FL) Comm. Dev. Dist. Number 2 Spec. Assessment
              Rev., Ser. 2003 A, 6.00%, due 5/1/16                                               BB-                   3,117
   2,000      Freeborn Co. (MN) Hsg. & Redev. Au. Lease Rev. (Criminal Justice
              Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17                              Baa1                              2,114
   3,000      Golden St. (CA) Tobacco Securitization Corp. Tobacco Settlement
              Asset-Backed Rev., Ser. 2003 A-1, 6.25%, due 6/1/33                    Baa3       BBB                    3,274
   1,000      Hopewell (VA) Ind. Dev. Av. Env. Imp. Ref. Rev. (Smurfit-Stone
              Container Enterprises, Inc. Proj.), Ser. 2005, 5.25%, due 6/1/15                  CCC+                   901(**)(++)
   5,130      Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History),
              Ser. 2002, 4.30%, due 11/1/36                                            A2         A                    5,184(++)
   1,995      Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 A,
              5.38%, due 2/1/17                                                                 AAA                    2,216
     760      Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 B,
              5.25%, due 2/1/18                                                                 AAA                      833
   8,005      Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.),
              Ser. 2001 A, 5.38%, due 2/1/17                                                    AAA                    8,793
   2,800      Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.),
              Ser. 2002 B, 5.25%, due 2/1/18                                                    AAA                    3,026
   2,050      Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of
              St. Francis), Ser. 2001, 5.35%, due 11/1/15                             Aa3         A                    2,167(++)
   1,070      Ingham & Clinton Cos. (MI) East Lansing Bldg. Au. Ref. G.O.,
              Ser. 1999, 5.25%, due 10/1/16                                                      AA                    1,130
   3,000      Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed
              Rev., Ser. 2001 B, 5.30%, due 6/1/25                                   Baa3       BBB                    3,221
   1,000      Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed
              Rev., Ser. 2005 C, 5.50%, due 5/15/30                                  Baa3       BBB                    1,042
   3,000      Iowa Tobacco Settlement Au. Tobbaco Settlement Asset-Backed
              Rev., Ser. 2005 C, 5.38%, due 6/1/38                                   Baa3       BBB                    2,957
   2,000      Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth.
              Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                                    AA                    2,168(++)
   1,050      Kent Co. (MI) Forest Hills Pub. Sch. Unlimited G.O., Ser. 2000,
              5.25%, due 5/1/19                                                       Aa2                              1,123
   2,000      Lehigh Co. (PA) Gen. Purp. Au. Rev. (KidsPeace Oblig. Group),
              Ser. 1998, 6.00%, due 11/1/23                                            B3                              1,903(++)
   2,000      Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.),
              Ser. 1998, 5.25%, due 7/1/16                                            Aa3       AA-                    2,091(++)
   1,210      Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004,
              5.50%, due 9/1/14                                                       A2                               1,309
   1,375      Macomb Co. (MI) New Haven Comm. Sch. Bldg. & Site G.O., Ser.
              2002, 5.25%, due 5/1/17                                                 Aa1       AA+                    1,492
   1,000      Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp.

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                               NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                  RATING                       VALUE(t)
($000's omitted)                                                                   Moody's      S&P          ($000's omitted)

              of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                              A3                              1,068(++)
   2,400      Mashantucket (CT) Western Pequot Tribe Spec. Rev., Sub. Ser.
              1997 B, 5.70%, due 9/1/12                                              Baa3                              2,514(**)
   2,450      Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
              Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                          Baa3       BBB                    2,536(++)
   2,810      Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville
              Reg. Hosp.), Ser. 1998 C, 5.75%, due 7/15/13                           Baa3       BBB-                   2,881(++)
   5,030      Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.),
              Ser. 2002 A, 5.25%, due 8/1/19                                         Aaa        AAA                    5,443
   2,775      Massachusetts St. Wtr. Poll. Abatement Trust Unrefunded Balance
              Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16                        Aaa        AAA                    3,001
   3,085      Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref. Rev. (Federal
              Express Corp.), Ser. 2002, 5.05%, due 9/1/12                           Baa2       BBB                    3,256(++)
   1,750      Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med.
              Ctr. Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                     Ba2       BB+                    1,862(++)
   1,500      Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II, 5.50%,
              due 10/15/18                                                            Aa3       AA-                    1,645
   2,000      Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
              Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                                AAA                    2,205
     915      Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser.
              2001 II, 5.25%, due 12/1/16                                                        AA                      960
     310      Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001
              III, 5.05%, due 12/1/15                                                            AA                      323
   5,000      Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev. (Abington
              Mem. Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                                   A                    5,110(++)
   3,000      Moraine (OH) Solid Waste Disp. Rev. (General Motors Corp.
              Proj.), Ser. 1994, 6.75%, due 7/1/14                                   Baa3       BBB-                   2,747(++)
   2,500      Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.), Ser.
              2001 A, 5.25%, due 11/15/13                                            Baa2       BBB                    2,589(++)
   2,000      MuniMae Subordinated Cumulative Perpetual Preferred Shares,
              4.70%, due 6/30/49 Putable 9/30/09                                     Baa2                              1,995(**)
   2,000      Nevada St. Cap. Imp. Ltd. G.O., Ser. 1998 B, 5.13%, due 4/15/17         Aa2                              2,075
   1,500      New Jersey Econ. Dev. Au. Cigarette Tax Rev., Ser.2004, 5.63%,
              due 6/15/19                                                            Baa2       BBB                    1,568
   6,900      New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology),
              Ser. 2002 C, 5.25%, due 7/1/17                                         Baa2       BBB+                   7,316(++)
   4,000      New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med. Ctr.
              Issue), Ser. 2003, 5.50%, due 7/1/18                                   Baa3                              4,135(++)
   3,250      New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                  A1         A                    3,539
   2,580      New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
              New York Proj.), Ser. 2002 A, 5.50%, due 6/1/14                                     A                    2,725(++)
   1,750      New York City (NY) IDA Spec. Fac. Rev. (American Airlines, Inc.
              J.F.K. Int'l Arpt. Proj.), Ser. 2005, 7.50%, due 8/1/16                             B-                   1,793(++)
   2,750      New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World Trade
              Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                 BB                    2,872
   1,000      New York Convention Ctr. Operating Corp. Cert. of Participation
              (Yale Bldg. Acquisition Proj.), Ser. 2003, 5.25%, due 6/1/08                       BB+                   1,035
   3,500      New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003
              A, 5.38%, due 3/15/20                                                              AA                    3,866
   1,300      New York St. Urban Dev. Corp. Ref. Rev. (Correctional Cap.
              Fac.), Ser. 1998, 5.00%, due 1/1/14                                      A2        AA-                   1,359
   4,780      North Central (TX) Hlth. Fac. Dev. Corp. Hosp. Ref. Rev.
              (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13           Aa3        AA-                   5,016(++)
   3,760      Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp.

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                               NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                  RATING                       VALUE(t)
($000's omitted)                                                                   Moody's      S&P          ($000's omitted)

              Proj.), Ser. 1995, 5.00%, due 11/1/15                                  Baa1                              3,951(++)
   2,085      Palm Beach Co. (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH Corp.
              Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                                        A                    2,186(++)
   1,000      Pennsylvania Econ. Dev. Fin. Au. Res. Rec. Ref. Rev. (Colver
              Proj.), Ser. 2005 G, 5.13%, due 12/1/15                                            BB+                   987
   3,850      Royal Oak (MI) Hosp. Fin. Au. Hosp. Ref. Rev. (William Beaumont
              Hosp.), Ser. 1996 I, 6.25%, due 1/1/12                                  Aa3        AA-                   4,308(++)
   6,795      San Antonio (TX) Ind. Sch. Dist. Unlimited Tax G.O., Ser. 2001 B,
              5.38%, due 8/15/17                                                      Aaa        AAA                   7,342
   1,240      San Antonio (TX) Unrefunded Balance Cert. of Obligation G.O.,
              Ser. 2002, 5.00%, due 2/1/14                                            Aa2         AA+                  1,312
     740      San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City Redev.
              Proj.), Ser. 2003 B, 5.00%, due 9/1/17                                 Baa2         A-                    762
   1,500      Santa Rosa (CA) Rancheria Tachi Tribe Enterprise, Ser. 2006,
              4.88%, due 3/1/16                                                                 BBB                    1,503
   2,000      Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth. Proj.),
              Ser. 2002 A, 5.75%, due 12/1/21                                                     A-                   2,142(++)
   1,625      Skagit Co. (WA) Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%,
              due 12/1/18                                                            Baa3                              1,751
   2,345      South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev., (Palmetto
              Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13                        Baa1       BBB                    2,551(++)
   2,000      South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev., (Palmetto
              Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23                        Baa1       BBB                    2,159(++)
     155      Spokane Co. (WA) Ltd. Tax G.O., Ser. 1998, 5.10%, due 12/1/17           Aa3       AA                       160
   2,540      St. Paul (MN) Port Au. Lease Rev. (Office Bldg. at Cedar Street),
              Ser. 2002, 5.00%, due 12/1/17                                           Aa2       AA+                    2,678
   1,000      Summit Academy (MI) North Pub. Sch. Academy Ref. Rev., Ser. 2005,
              6.00%, due 11/1/15                                                                 BB+                   1,004
   2,000      Summit Academy (MI) North Pub. Sch. Academy Ref. Rev., Ser. 2005,
              5.25%, due 11/1/20                                                                 BB+                   1,935
     465      Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ.
              Proj.), Ser. 2002, 5.50%, due 9/1/12                                   Baa3                                474
   1,085      Tyler (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances
              Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13        Baa1                              1,119
   3,500      Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.), Ser.
              1989, 4.55%, due 11/1/09                                               Baa2       BBB                    3,505(++)
   2,950      Univ. of Texas Board of Regents Fin. Sys. Rev., Ser. 1999 B,
              5.38%, due 8/15/18                                                                AAA                    3,143
   1,900      Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002 B,
              5.50%, due 4/1/12                                                        A1                              2,035
   1,750      Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%,
              due 7/15/17                                                                        BB-                   1,871
   1,000      Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
              Refinery), Ser. 2003, 6.13%, due 7/1/22                                Baa3       BBB-                   1,080
   1,500      Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
              Refinery), Ser. 2004, 5.88%, due 7/1/22                                Baa3       BBB-                   1,596(++)
   1,000      Virginia Beach (VA) Dev. Au. Residential Care Fac. Mtge. Ref.
              Rev. (Westminster-Caterbury of Hampton Roads, Inc.), 5.00%, Ser.
              2005 due 11/1/22                                                                                         1,002(^^)(++)
   3,125      Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
              Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                        A                    3,212(++)
   1,000      Washington St. Var. Purp. G.O., Ser. 1999 A, 4.75%, due 7/1/17          Aa1        AA+                   1,016
   2,000      Westmoreland Co. (PA) IDA Gtd. Rev. (National Waste & Energy
              Corp., Valley Landfill Expansion Proj.), Ser. 1993, 5.10%, due
              5/1/18                                                                            BBB                    2,055(++)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                               NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                  RATING                       VALUE(t)
($000's omitted)                                                                   Moody's      S&P          ($000's omitted)

   2,780      Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. &
              Med. Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                               A                    2,926(++)
                                                                                                            ----------------
                                                                                                                     252,921
                                                                                                            ----------------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (0.5%)(u)

LASALLE NATIONAL BANK NA
   1,500      Gainesville & Hall Co. (GA) Dev. Au. Sr. Living Fac. Rev.
              (Lanier Village Estates), Ser. 2003, 3.11%, due 2/1/06                              A-1                  1,500
                                                                                                             ---------------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-OTHER (0.0%) (u)
     100      Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (BP Amoco
              Chemical Co. Proj.), Ser. 2003, 3.16%, due 2/1/06                     VMIG1         A1+                    100(++)
                                                                                                             ----------------
              TOTAL INVESTMENTS (157.2%) (COST $468,339)                                                             481,344(##)

              Cash, receivables and other assets, less liabilities (1.4%)                                              4,328
              Liquidation Value of Auction Market Preferred Shares [(58.6%)]                                        (179,400)
                                                                                                            ----------------
              TOTAL NET ASSETS APPLICABLE TO COMMON
              SHAREHOLDERS (100.0%)                                                                                 $306,272
                                                                                                            ----------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

        NOTES TO SCHEDULE OF INVESTMENTS
        --------------------------------

(t) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods the Funds' Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At January 31, 2006, selected Fund information on a U.S. Federal income tax basis was as follows:

(000'S OMITTED)              GROSS UNREALIZED   GROSS UNREALIZED  NET UNREALIZED
NEUBERGER BERMAN      COST       APPRECIATION       DEPRECIATION    APPRECIATION

CALIFORNIA        $153,973             $4,477               $254          $4,223
INTERMEDIATE       468,339             13,994                989          13,005
NEW YORK           125,749              2,906                618           2,288

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 78%, 74%, and 57% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(++)    Security is guaranteed by the corporate or non-profit obligor.

(**) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $6,326,000 or 2.1% of net assets applicable to common shareholders for Intermediate.

(^^)    Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2006.

(o) Security is subject to a guarantee provided by State Street Bank & Trust Co., backing 37% of the total principal.

(^) Security is subject to a guarantee provided by National Australia Bank, backing 25% of the total principal.




        For more information on the Funds' significant accounting policies, please refer to the Funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
     Peter E. Sundman
     Chief Executive Officer

Date: March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
     Peter E. Sundman
     Chief Executive Officer

Date: March 30, 2006



By: /s/ John M. McGovern
    --------------------
     John M. McGovern
     Treasurer and Principal Financial
      and Accounting Officer

Date: March 30, 2006